Employee benefits (Details 8) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the end of the year		$ 10,567		$ 11,575
Euro Per Real [member]		1,169		961
Interest Income On Plan Assets		1,169		961
Derivatives Assets [member]		(137)		(617)
Return On Plan Assets Due To Lower Interest Income		(137)		(617)
Statement Table		2,130		1,798
Contributions Paid By Sponsor Company		782		870
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets		1,348		928
Investments in associates Market Value		(1,170)		(3,150)
Diesel [Member]		29		33
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		(1,923)		(1,645)
Others				(4,019)
Transfer And Contribution For Pp3		2		(711)
Cumulative Translation Adjustments 1		722		(827)
Fair value of plan assets at the end of the year		12,559		10,567
Fair value of plan assets at the beginning of the year		12,559		10,567
Line of credit facility amount withdrawn
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the end of the year		7,431	[1],[2]	8,650	[3]
Euro Per Real [member]		820	[1]	728	[3]
Interest Income On Plan Assets		820	[1]	728	[3]
Derivatives Assets [member]		(139)	[1]	(746)	[3]
Return On Plan Assets Due To Lower Interest Income		(139)	[1]	(746)	[3]
Statement Table		1,325	[1]	999	[3]
Contributions Paid By Sponsor Company		304	[1]	475	[3]
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets		1,021	[1]	524	[3]
Investments in associates Market Value		(556)	[1]	(2,200)	[3]
Diesel [Member]		23	[1]	26	[3]
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		(1,088)	[1]	(952)	[3]
Others	[4]			(2,575)
Transfer And Contribution For Pp3	[3]	(31)		(680)
Cumulative Translation Adjustments 1		509	[1]	(594)	[3]
Fair value of plan assets at the end of the year		8,881	[5]	7,431	[1],[2]
Fair value of plan assets at the beginning of the year		8,881	[5]	7,431	[1],[2]
Petroleo Brasileiro S-A [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the end of the year		2,316	[1],[2]	2,213	[3]
Euro Per Real [member]		253	[1]	182	[3]
Interest Income On Plan Assets		253	[1]	182	[3]
Derivatives Assets [member]		(37)	[1]	(52)	[3]
Return On Plan Assets Due To Lower Interest Income		(37)	[1]	(52)	[3]
Statement Table		421	[1]	490	[3]
Contributions Paid By Sponsor Company		94	[1]	86	[3]
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets		327	[1]	404	[3]
Investments in associates Market Value		(214)	[1]	(517)	[3]
Diesel [Member]		6	[1]	7	[3]
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		(379)	[1]	(319)	[3]
Others	[4]			(640)
Cumulative Translation Adjustments 1		159	[1]	(174)	[3]
Fair value of plan assets at the end of the year		2,739	[5]	2,316	[1],[2]
Fair value of plan assets at the beginning of the year		2,739	[5]	2,316	[1],[2]
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the end of the year		822		700
Euro Per Real [member]		96		50
Interest Income On Plan Assets		96		50
Derivatives Assets [member]		39		194
Return On Plan Assets Due To Lower Interest Income		39		194
Investments in associates Market Value		(18)		(122)
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		(72)		(65)
Others				(144)
Cumulative Translation Adjustments 1		54		(57)
Fair value of plan assets at the end of the year		939		822
Fair value of plan assets at the beginning of the year		939		822
Other plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the end of the year		(2)		12
Euro Per Real [member]				1
Interest Income On Plan Assets				1
Derivatives Assets [member]				(13)
Return On Plan Assets Due To Lower Interest Income				(13)
Investments in associates Market Value		2		(2)
Others		2		(2)
Cumulative Translation Adjustments 1				(2)
Fair value of plan assets at the end of the year				(2)
Fair value of plan assets at the beginning of the year				(2)
Collaboration arrangements [domain]
IfrsStatementLineItems [Line Items]
Statement Table		384		309
Contributions Paid By Sponsor Company		384		309
Investments in associates Market Value		(384)		(309)
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		$ (384)		(309)
Others				$ (658)

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[3]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[4]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[5]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.